UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

VYSVX

ANNUAL SHAREHOLDER REPORT | September 30, 2024

This annual shareholder report contains important information about the Vericimetry U.S. Small Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vericimetry U.S. Small Cap Value Fund	$68	0.60%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

In general, the Fund seeks to deliver the long side of the small-value risk premiums in U.S. securities through a well-diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2024, the Fund had positive returns, and it outperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a positive 26.35% versus the Benchmark’s positive return of 25.88%. For most of the year, the Fund was more than 95% fully invested and had a well- diversified portfolio, with at least 773 equity holdings.

As managers of a U.S. small cap value fund, we face the challenge of maintaining the Fund’s outperformance of its benchmark during periods of declining US 10-year Treasury yields. Given the Fund’s mandate, we cannot invest in interest rate-sensitive sectors like REITs. To address this challenge, we overweight sectors that tend to correlate with REITs’ performance, such as Homebuilding. This strategy helps offset the impact of our benchmark’s significant REIT allocation, which can be up to 13% of its weight.

The views in this letter were as of September 30, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Vericimetry U.S. Small Cap Value Fund | 1

Fund Performance

The following graph and chart compare the initial and subsequent account values for the Fund. It assumes a $10,000 initial investment in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURN

	1 Yr	3 Yr	5 Yr	10 Yr
Vericimetry U.S. Small Cap Value Fund	26.35%	8.53%	13.05%	8.73%
Russell 2000 Value Index	25.88%	3.77%	9.29%	8.22%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$179,952,623
Total number of portfolio holdings	840
Total advisory fees paid (net)	$795,044
Portfolio turnover rate as of the end of the reporting period	23%
Vericimetry U.S. Small Cap Value Fund | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.

TOP TEN HOLDINGS

Taylor Morrison Home Corp.	1.00%
Carpenter Technology Corp.	0.90%
SkyWest, Inc.	0.83%
Meritage Homes Corp.	0.82%
Tri Pointe Homes, Inc.	0.76%
Commercial Metals Co.	0.76%
Modine Manufacturing Co.	0.74%
Amkor Technology, Inc.	0.72%
Jackson Financial, Inc. - Class A	0.71%
Mr Cooper Group, Inc.	0.70%

ASSET ALLOCATION

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

Principal Risks of Investing

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. Please read the prospectus carefully before investing.

Vericimetry U.S. Small Cap Value Fund | 3

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Audit Fees	$12,000	$12,000
Audit-Related Fees	$0	$0
Tax Fees	$2,000	$2,000
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2024, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements.

Vericimetry U.S. Small Cap Value Fund

Financial Statements and Other Information

(Form N-CSR Items 7-11)

September 30, 2024

Vericimetry Funds

TABLE OF CONTENTS
SEPTEMBER 30, 2024

Please note the Financial Statements and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Pages
Item 7.
Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	21
Item 8.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	22
Item 9.
Proxy Disclosures for Open-End Management Investment Companies.	22
Item 10.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	22
Item 11.
Statement Regarding Basis for Approval of Investment Advisory Contract.	22

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

AS OF SEPTEMBER 30, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

	Number of Shares	Value
COMMON STOCKS — 95.3%
BASIC MATERIALS — 6.1%
AdvanSix, Inc.	4,652	$141,328
Alcoa Corp.	9,540	368,053
American Vanguard Corp.	2,750	14,575
Ashland, Inc.	1,203	104,625
ATI, Inc.*	10,079	674,386
Avient Corp.	3,830	192,726
Cabot Corp.	2,208	246,788
Carpenter Technology Corp.	10,207	1,628,833
Century Aluminum Co.*	6,340	102,898
Coeur Mining, Inc.*	16,440	113,107
Commercial Metals Co.	24,920	1,369,603
Ecovyst, Inc.*	7,110	48,704
Element Solutions, Inc.	45,260	1,229,262
H.B. Fuller Co.	2,372	188,289
Hawkins, Inc.	1,810	230,721
Haynes International, Inc.	2,510	149,445
Hecla Mining Co.	94,158	628,034
Huntsman Corp.	14,365	347,633
Innospec, Inc.	340	38,451
Kaiser Aluminum Corp.	643	46,630
Koppers Holdings, Inc.	1,921	70,174
Kronos Worldwide, Inc.	7,750	96,487
Mercer International, Inc.	9,520	64,450
Minerals Technologies, Inc.	6,040	466,469
NewMarket Corp.	98	54,085
Oil-Dri Corp. of America	430	29,666
Olin Corp.	6,995	335,620
Orion S.A.	2,480	44,169
Perimeter Solutions S.A.*	5,980	80,431
Rayonier Advanced Materials, Inc.*	32,505	278,243
Stepan Co.	1,230	95,017
Sylvamo Corp.	1,760	151,096
Tronox Holdings PLC	26,655	389,963
United States Steel Corp.	22,260	786,446
Universal Stainless & Alloy Products, Inc.*	2,120	81,896
Valhi, Inc.	1,300	43,381
		10,931,684
COMMUNICATIONS — 1.8%
Advantage Solutions, Inc.*	9,710	33,305
ATN International, Inc.	2,579	83,405
Cars.com, Inc.*	1,045	17,514
CommScope Holding Co., Inc.*	6,790	41,487
Consolidated Communications Holdings, Inc.*	8,840	41,018
EchoStar Corp. - Class A*	6,095	151,278
Entravision Communications Corp. - Class A	17,020	35,231

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
ePlus, Inc.*	3,950	$388,443
Frontier Communications Parent, Inc.*	8,259	293,442
Gannett Co., Inc.*	15,220	85,536
Gray Television, Inc.	10,645	57,057
HealthStream, Inc.	890	25,668
InterDigital, Inc.	790	111,888
Iridium Communications, Inc.	1,180	35,931
Lands’ End, Inc.*	3,150	54,400
Liberty Latin America Ltd. - Class A*	15,460	148,107
Lumen Technologies, Inc.*	15,310	108,701
NETGEAR, Inc.*	1,500	30,090
Nexstar Media Group, Inc.	360	59,526
Opendoor Technologies, Inc.*	12,790	25,580
Preformed Line Products Co.	720	92,218
QuinStreet, Inc.*	2,250	43,043
Ribbon Communications, Inc.*	5,824	18,928
Scholastic Corp.	8,473	271,221
Shenandoah Telecommunications Co.	3,550	50,090
Sinclair, Inc.	5,600	85,680
Sphere Entertainment Co.*	2,850	125,913
TEGNA, Inc.	13,920	219,658
Telephone and Data Systems, Inc.	17,329	402,899
Thryv Holdings, Inc.*	1,696	29,222
TripAdvisor, Inc.*	1,850	26,807
Viasat, Inc.*	1,347	16,083
		3,209,369
CONSUMER, CYCLICAL — 16.9%
Abercrombie & Fitch Co. - Class A*	3,493	488,671
Academy Sports & Outdoors, Inc.	3,983	232,448
Acushnet Holdings Corp.	355	22,631
Adient PLC*	7,251	163,655
Advance Auto Parts, Inc.	380	14,816
Alaska Air Group, Inc.*	3,630	164,112
Allegiant Travel Co.	710	39,093
American Axle & Manufacturing
Holdings, Inc.*	18,305	113,125
American Eagle Outfitters, Inc.	10,152	227,303
Asbury Automotive Group, Inc.*	1,275	304,202
AutoNation, Inc.*	1,807	323,308
Bassett Furniture Industries, Inc.	1,330	19,219
Beacon Roofing Supply, Inc.*	4,738	409,505
Beazer Homes USA, Inc.*	1,990	67,998
Biglari Holdings, Inc. - Class B*	50	8,601
BJ’s Restaurants, Inc.*	810	26,374
BlueLinx Holdings, Inc.*	1,490	157,076
Brinker International, Inc.*	370	28,316

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Buckle, Inc.	1,000	$43,970
Build-A-Bear Workshop, Inc.	2,380	81,801
Caleres, Inc.	1,933	63,886
Carter’s, Inc.	510	33,140
Century Communities, Inc.	8,722	898,192
Citi Trends, Inc.*	980	18,003
CompX International, Inc.	100	2,921
Daktronics, Inc.*	4,820	62,226
Dana, Inc.	21,146	223,302
Designer Brands, Inc. - Class A	3,500	25,830
Dick’s Sporting Goods, Inc.	1,650	344,355
Dillard’s, Inc. - Class A	1,391	533,713
Dorman Products, Inc.*	630	71,266
El Pollo Loco Holdings, Inc.*	5,670	77,679
Ethan Allen Interiors, Inc.	6,952	221,699
Everi Holdings, Inc.*	4,480	58,867
EVgo, Inc.*	10,000	41,400
FirstCash Holdings, Inc.	152	17,450
Flexsteel Industries, Inc.	1,360	60,234
Foot Locker, Inc.	4,433	114,549
Forestar Group, Inc.*	7,592	245,753
Gap, Inc.	14,502	319,769
Genesco, Inc.*	1,260	34,234
G-III Apparel Group Ltd.*	6,390	195,023
GMS, Inc.*	7,440	673,841
Goodyear Tire & Rubber Co.*	37,386	330,866
Green Brick Partners, Inc.*	7,248	605,353
Group 1 Automotive, Inc.	3,154	1,208,108
Guess?, Inc.	2,430	48,916
H&E Equipment Services, Inc.	515	25,070
Hamilton Beach Brands Holding Co. - Class A	2,891	87,973
Haverty Furniture Cos., Inc.	3,140	86,256
HNI Corp.	3,380	181,979
Hooker Furnishings Corp.	1,980	35,798
Hovnanian Enterprises, Inc. - Class A*	150	30,656
Interface, Inc.	6,110	115,907
JAKKS Pacific, Inc.*	680	17,354
JetBlue Airways Corp.*	30,874	202,533
Johnson Outdoors, Inc. - Class A	720	26,064
KB Home	5,280	452,443
Kohl’s Corp.	9,910	209,101
Kontoor Brands, Inc.	1,260	103,043
Landsea Homes Corp.*	1,440	17,784
La-Z-Boy, Inc.	8,190	351,597
LCI Industries	1,647	198,529
Leggett & Platt, Inc.	2,300	31,326

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
LGI Homes, Inc.*	1,661	$196,862
Life Time Group Holdings, Inc.*	12,550	306,471
Lifetime Brands, Inc.	2,950	19,293
Light & Wonder, Inc.*	2,092	189,807
M/I Homes, Inc.*	5,925	1,015,308
Macy’s, Inc.	26,044	408,630
Madison Square Garden Entertainment
Corp.*	1,950	82,933
Malibu Boats, Inc. - Class A*	950	36,870
Marcus Corp.	6,530	98,407
MarineMax, Inc.*	3,970	140,022
Marriott Vacations Worldwide Corp.	2,060	151,369
Meritage Homes Corp.	7,176	1,471,582
Methode Electronics, Inc.	3,160	37,794
Miller Industries, Inc.	2,335	142,435
MillerKnoll, Inc.	6,500	160,940
Movado Group, Inc.	3,090	57,474
MRC Global, Inc.*	1,420	18,091
Murphy USA, Inc.	292	143,918
National Vision Holdings, Inc.*	3,408	37,181
Norwegian Cruise Line Holdings Ltd.*	2,450	50,249
ODP Corp.*	8,700	258,825
OPENLANE, Inc.*	14,244	240,439
Oxford Industries, Inc.	1,050	91,098
Papa John’s International, Inc.	730	39,325
Patrick Industries, Inc.	2,950	419,991
PC Connection, Inc.	4,362	329,026
Peloton Interactive, Inc. - Class A*	5,760	26,957
Penske Automotive Group, Inc.	2,110	342,706
Playa Hotels & Resorts N.V.*	9,727	75,384
PriceSmart, Inc.	970	89,027
PVH Corp.	7,829	789,398
Red Rock Resorts, Inc. - Class A	620	33,753
Reservoir Media, Inc.*	1,980	16,058
Resideo Technologies, Inc.*	18,290	368,361
REV Group, Inc.	5,540	155,452
Rocky Brands, Inc.	1,220	38,869
Rush Enterprises, Inc. - Class A	14,422	761,914
Rush Enterprises, Inc. - Class B	5,992	287,316
Sabre Corp.*	9,620	35,305
Sally Beauty Holdings, Inc.*	2,860	38,810
ScanSource, Inc.*	4,700	225,741
Shoe Carnival, Inc.	5,220	228,897
Signet Jewelers Ltd.	2,410	248,567
Skechers USA, Inc. - Class A*	1,230	82,312
SkyWest, Inc.*	17,490	1,487,000
Sonic Automotive, Inc. - Class A	4,157	243,101

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Sonos, Inc.*	1,440	$17,698
Standard Motor Products, Inc.	1,390	46,148
Steelcase, Inc. - Class A	10,665	143,871
Sun Country Airlines Holdings, Inc.*	1,380	15,470
Sweetgreen, Inc.*	1,860	65,937
Tapestry, Inc.	1,310	61,544
Taylor Morrison Home Corp.*	25,523	1,793,246
Texas Roadhouse, Inc.	140	24,724
Thor Industries, Inc.	6,348	697,582
Titan International, Inc.*	3,340	27,154
Titan Machinery, Inc.*	5,500	76,615
TKO Group Holdings, Inc.*	300	37,113
Toll Brothers, Inc.	3,140	485,099
Topgolf Callaway Brands Corp.*	4,350	47,763
Tri Pointe Homes, Inc.*	30,265	1,371,307
Under Armour, Inc. - Class A*	10,172	90,633
UniFirst Corp.	600	119,190
Urban Outfitters, Inc.*	12,439	476,538
VF Corp.	2,010	40,099
Vista Outdoor, Inc.*	7,369	288,717
VSE Corp.	1,600	132,368
Wabash National Corp.	2,150	41,258
WESCO International, Inc.	3,042	510,995
Winmark Corp.	240	91,903
Winnebago Industries, Inc.	6,395	371,613
Wolverine World Wide, Inc.	1,310	22,820
Zumiez, Inc.*	3,090	65,817
		30,522,702
CONSUMER, NON-CYCLICAL — 9.9%
ABM Industries, Inc.	13,275	700,389
Acadia Healthcare Co., Inc.*	6,554	415,589
ACCO Brands Corp.	8,320	45,510
AdaptHealth Corp.*	5,630	63,225
Adtalem Global Education, Inc.*	10,390	784,237
Alight, Inc.*	20,250	149,850
American Public Education, Inc.*	6,910	101,923
Amneal Pharmaceuticals, Inc.*	2,110	17,555
Andersons, Inc.	8,610	431,705
AngioDynamics, Inc.*	3,590	27,930
ANI Pharmaceuticals, Inc.*	580	34,603
Artivion, Inc.*	3,060	81,457
Assembly Biosciences, Inc.*	1,070	16,200
Avanos Medical, Inc.*	6,650	159,799
B&G Foods, Inc.	1,990	17,671
Bioventus, Inc. - Class A*	4,210	50,310
Bright Horizons Family Solutions, Inc.*	180	25,223

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
BrightView Holdings, Inc.*	6,980	$109,865
Brookdale Senior Living, Inc.*	8,815	59,854
Calavo Growers, Inc.	1,120	31,954
Cal-Maine Foods, Inc.	3,833	286,862
Caribou Biosciences, Inc.*	12,920	25,323
CBIZ, Inc.*	3,325	223,739
Central Garden & Pet Co. - Class A*	9,187	288,472
Chefs’ Warehouse, Inc.*	870	36,549
Coca-Cola Consolidated, Inc.	310	408,084
Community Health Systems, Inc.*	6,700	40,669
CRA International, Inc.	1,070	187,592
Cross Country Healthcare, Inc.*	1,430	19,219
Deluxe Corp.	5,100	99,399
Dun & Bradstreet Holdings, Inc.	12,440	143,184
Edgewell Personal Care Co.	9,400	341,596
Emergent BioSolutions, Inc.*	4,860	40,581
Ennis, Inc.	5,900	143,488
Enovis Corp.*	6,598	284,044
Envista Holdings Corp.*	7,800	154,128
First Advantage Corp.*	5,210	103,419
FONAR Corp.*	1,270	20,561
Fresh Del Monte Produce, Inc.	11,020	325,531
FTI Consulting, Inc.*	210	47,788
Fulgent Genetics, Inc.*	3,350	72,796
Graham Holdings Co. - Class B	570	468,380
Grand Canyon Education, Inc.*	120	17,022
Green Dot Corp. - Class A*	4,510	52,812
Grocery Outlet Holding Corp.*	2,070	36,329
GXO Logistics, Inc.*	1,290	67,170
Hain Celestial Group, Inc.*	4,290	37,023
Heidrick & Struggles International, Inc.	2,765	107,448
Herc Holdings, Inc.	153	24,393
Huron Consulting Group, Inc.*	1,730	188,051
ICF International, Inc.	2,973	495,867
ICU Medical, Inc.*	500	91,110
Ingles Markets, Inc. - Class A	4,487	334,730
Ingredion, Inc.	1,988	273,211
Innoviva, Inc.*	11,450	221,099
Integer Holdings Corp.*	5,840	759,200
John B Sanfilippo & Son, Inc.	230	21,691
Kelly Services, Inc. - Class A	8,850	189,478
Korn Ferry	8,965	674,527
Laureate Education, Inc.	13,940	231,543
Ligand Pharmaceuticals, Inc.*	1,005	100,590
LiveRamp Holdings, Inc.*	3,239	80,262
ManpowerGroup, Inc.	990	72,785
Matthews International Corp. - Class A	2,790	64,728

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
National HealthCare Corp.	1,820	$228,901
National Research Corp.	900	20,574
Natural Grocers by Vitamin Cottage, Inc.	4,950	146,965
Omni AB, Inc. - Earnout Shares[1]	477	—
Omni AB, Inc. - Earnout Shares[1]	477	—
Omnicell, Inc.*	1,710	74,556
OraSure Technologies, Inc.*	5,810	24,809
Owens & Minor, Inc.*	5,770	90,531
Paysafe Ltd.*	770	17,271
Pediatrix Medical Group, Inc.*	5,537	64,174
Perdoceo Education Corp.	12,310	273,774
Perrigo Co. PLC	1,150	30,165
Pilgrim’s Pride Corp.*	5,613	258,479
Post Holdings, Inc.*	3,720	430,590
Premier, Inc. - Class A	1,320	26,400
Prestige Consumer Healthcare, Inc.*	8,915	642,771
PROG Holdings, Inc.	6,013	291,570
Quad/Graphics, Inc.	4,040	18,342
Quanex Building Products Corp.	7,465	207,154
QuidelOrtho Corp.*	2,150	98,040
Repay Holdings Corp.*	6,580	53,693
Select Medical Holdings Corp.	3,224	112,421
Seneca Foods Corp. - Class A*	1,430	89,132
SpartanNash Co.	8,083	181,140
Sprouts Farmers Market, Inc.*	2,718	300,094
StoneCo Ltd. - Class A*	1,650	18,579
Strategic Education, Inc.	3,300	305,415
Stride, Inc.*	7,215	615,512
Supernus Pharmaceuticals, Inc.*	1,542	48,080
Surgery Partners, Inc.*	2,930	94,463
Tandem Diabetes Care, Inc.*	2,550	108,146
Tenet Healthcare Corp.*	580	96,396
TreeHouse Foods, Inc.*	7,777	326,478
TrueBlue, Inc.*	3,150	24,854
UFP Technologies, Inc.*	130	41,171
United Natural Foods, Inc.*	7,570	127,327
Universal Corp.	400	21,244
Universal Technical Institute, Inc.*	2,450	39,837
Upbound Group, Inc.	4,820	154,192
Utz Brands, Inc.	1,310	23,187
Varex Imaging Corp.*	3,540	42,197
Veracyte, Inc.*	2,973	101,201
Village Super Market, Inc. - Class A	2,030	64,534
Weis Markets, Inc.	7,729	532,760
Willdan Group, Inc.*	630	25,799
Zimvie, Inc.*	3,200	50,784

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Zymeworks, Inc.*	2,790	$35,015
		17,806,039
ENERGY — 8.5%
Adams Resources & Energy, Inc.	560	15,120
Alpha Metallurgical Resources, Inc.	1,248	294,753
Amplify Energy Corp.*	5,030	32,846
Antero Midstream Corp.	14,680	220,934
Antero Resources Corp.*	4,590	131,503
APA Corp.	11,204	274,050
Arch Resources, Inc.	1,510	208,622
Archrock, Inc.	23,210	469,770
Baytex Energy Corp.	0	1
Berry Corp.	8,485	43,613
Bristow Group, Inc.*	3,950	137,025
California Resources Corp.	7,375	386,966
ChampionX Corp.	2,110	63,617
Chord Energy Corp.	4,381	570,538
Civeo Corp.	2,250	61,650
Civitas Resources, Inc.	7,051	357,274
CNX Resources Corp.*	33,381	1,087,219
Comstock Resources, Inc.	24,844	276,514
CONSOL Energy, Inc.	6,521	682,423
Crescent Energy Co. - Class A	9,703	106,248
Delek U.S. Holdings, Inc.	5,708	107,025
Diamondback Energy, Inc.	2,569	442,896
DMC Global, Inc.*	1,240	16,095
DNOW, Inc.*	10,475	135,442
EnLink Midstream LLC	13,765	199,730
EQT Corp.	5,307	194,448
Expro Group Holdings N.V.*	1,115	19,145
FutureFuel Corp.	6,560	37,720
Geospace Technologies Corp.*	800	8,272
Golar LNG Ltd.	1,985	72,969
Green Plains, Inc.*	1,270	17,196
Gulfport Energy Corp.*	1,420	214,917
Hallador Energy Co.*	4,010	37,814
Helix Energy Solutions Group, Inc.*	27,060	300,366
Helmerich & Payne, Inc.	16,799	511,026
Innovex International, Inc.*	5,840	85,731
Liberty Energy, Inc.	12,069	230,397
Mammoth Energy Services, Inc.*	10,483	42,875
Matador Resources Co.	9,194	454,367
Murphy Oil Corp.	28,371	957,238
NACCO Industries, Inc. - Class A	1,750	49,613
Natural Gas Services Group, Inc.*	2,280	43,571
Newpark Resources, Inc.*	14,965	103,707
Noble Corp. PLC	992	35,851

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Northern Oil & Gas, Inc.	2,010	$71,174
NOV, Inc.	5,925	94,622
Oceaneering International, Inc.*	4,982	123,902
Oil States International, Inc.*	10,265	47,219
Par Pacific Holdings, Inc.*	1,299	22,862
Patterson-UTI Energy, Inc.	22,443	171,689
PBF Energy, Inc. - Class A	18,417	570,006
Peabody Energy Corp.	21,613	573,609
Permian Resources Corp.	27,724	377,324
ProPetro Holding Corp.*	19,710	150,979
Ramaco Resources, Inc. - Class A	1,900	22,230
Range Resources Corp.	2,399	73,793
Ranger Energy Services, Inc.	5,600	66,696
REX American Resources Corp.*	3,450	159,700
RPC, Inc.	3,960	25,186
SandRidge Energy, Inc.	2,136	26,123
Seadrill Ltd.*	2,200	87,428
SM Energy Co.	10,764	430,237
Smart Sand, Inc.*	12,337	24,304
SunCoke Energy, Inc.	21,790	189,137
Sunnova Energy International, Inc.*	5,670	55,226
Sunrun, Inc.*	3,310	59,779
Talos Energy, Inc.*	19,408	200,873
Targa Resources Corp.	3,000	444,030
TechnipFMC PLC	20,670	542,174
Tidewater, Inc.*	960	68,918
Transocean Ltd.*	53,643	227,983
VAALCO Energy, Inc.	13,370	76,744
Vital Energy, Inc.*	2,350	63,215
Warrior Met Coal, Inc.	7,005	447,619
Weatherford International PLC	660	56,047
		15,289,925
FINANCIAL — 30.1%
1st Source Corp.	5,572	333,651
ACNB Corp.	500	21,835
Air Lease Corp.	19,804	896,923
Amalgamated Financial Corp.	3,210	100,698
Ambac Financial Group, Inc.*	4,800	53,808
Amerant Bancorp, Inc.	840	17,951
Ameris Bancorp	8,312	518,586
AMERISAFE, Inc.	860	41,564
AMREP Corp.*	650	19,299
Anywhere Real Estate, Inc.*	19,790	100,533
Associated Banc-Corp	30,670	660,632
Assured Guaranty Ltd.	12,228	972,371
Atlantic Union Bankshares Corp.	16,309	614,360
Axis Capital Holdings Ltd.	9,025	718,480

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Axos Financial, Inc.*	4,575	$287,676
Banc of California, Inc.	9,080	133,748
BancFirst Corp.	484	50,941
Bancorp, Inc.*	4,527	242,194
Bank of Hawaii Corp.	2,141	134,391
Bank of Marin Bancorp	1,900	38,171
Bank of NT Butterfield & Son Ltd.	1,180	43,518
Bank OZK	17,199	739,385
Bank7 Corp.	770	28,852
BankFinancial Corp.	1,530	18,635
BankUnited, Inc.	14,354	523,060
Banner Corp.	6,730	400,839
Bar Harbor Bankshares	1,790	55,204
BCB Bancorp, Inc.	1,600	19,744
Berkshire Hills Bancorp, Inc.	7,906	212,909
Bread Financial Holdings, Inc.	7,800	371,124
Bridgewater Bancshares, Inc.*	2,910	41,235
Brighthouse Financial, Inc.*	8,212	369,786
Brookfield Asset Management Ltd. - Class A	4,393	207,745
Brookfield Business Corp. - Class A	1,130	28,623
Brookline Bancorp, Inc.	13,105	132,229
Burke & Herbert Financial Services Corp.	1,397	85,203
Business First Bancshares, Inc.	3,150	80,860
Byline Bancorp, Inc.	3,970	106,277
C&F Financial Corp.	710	41,429
Cadence Bank	16,541	526,831
Camden National Corp.	2,431	100,449
Capital City Bank Group, Inc.	1,190	41,995
Carter Bankshares, Inc.*	3,660	63,647
Cathay General Bancorp	10,950	470,302
Central Pacific Financial Corp.	2,620	77,316
Chemung Financial Corp.	680	32,654
ChoiceOne Financial Services, Inc.	500	15,455
Citizens, Inc.*[2]	8,843	32,012
City Holding Co.	2,059	241,706
Cleanspark, Inc.*	11,070	103,394
CNB Financial Corp.	2,560	61,594
CNO Financial Group, Inc.	25,059	879,571
Coastal Financial Corp.*	780	42,112
Columbia Banking System, Inc.	11,191	292,197
Comerica, Inc.	730	43,734
Community Financial System, Inc.	2,612	151,679
Community Trust Bancorp, Inc.	1,470	73,000
Community West Bancshares	1,800	34,668
ConnectOne Bancorp, Inc.	8,940	223,947
Consumer Portfolio Services, Inc.*	3,597	33,740
CrossFirst Bankshares, Inc.*	3,800	63,422

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cushman & Wakefield PLC*	10,460	$142,570
Customers Bancorp, Inc.*	5,605	260,352
CVB Financial Corp.	5,390	96,050
Dime Community Bancshares, Inc.	6,639	191,203
Donegal Group, Inc. - Class A	1,421	20,946
Eagle Bancorp, Inc.	4,147	93,639
Employers Holdings, Inc.	5,219	250,355
Enact Holdings, Inc.	2,253	81,851
Encore Capital Group, Inc.*	4,510	213,188
Enova International, Inc.*	3,885	325,524
Enstar Group Ltd.*	1,260	405,203
Enterprise Financial Services Corp.	4,315	221,187
Esquire Financial Holdings, Inc.	1,589	103,619
ESSA Bancorp, Inc.	960	18,451
Essent Group Ltd.	7,347	472,339
Evercore, Inc. - Class A	640	162,138
EZCORP, Inc. - Class A*	11,690	131,045
F&G Annuities & Life, Inc.	1,740	77,813
FB Financial Corp.	1,720	80,720
Federal Agricultural Mortgage Corp. - Class C	1,228	230,139
Finance Of America Cos., Inc. - Class A*	700	8,099
Financial Institutions, Inc.	2,980	75,901
First BanCorp/Puerto Rico	52,310	1,107,403
First Bancorp/Southern Pines NC	2,038	84,760
First Bancshares, Inc.	3,916	125,821
First Bank/Hamilton NJ	1,170	17,784
First Busey Corp.	6,979	181,594
First Business Financial Services, Inc.	1,420	64,738
First Commonwealth Financial Corp.	21,140	362,551
First Community Bankshares, Inc.	1,750	75,513
First Financial Bancorp	20,709	522,488
First Financial Corp.	1,821	79,851
First Financial Northwest, Inc.	1,360	30,627
First Foundation, Inc.	6,160	38,438
First Hawaiian, Inc.	1,640	37,966
First Horizon Corp.	4,782	74,264
First Internet Bancorp	2,760	94,558
First Interstate BancSystem, Inc. - Class A	6,166	189,173
First Merchants Corp.	6,962	258,986
First Mid Bancshares, Inc.	2,812	109,415
Flushing Financial Corp.	2,970	43,303
FNB Corp.	38,057	536,984
FRP Holdings, Inc.*	2,140	63,900
FS Bancorp, Inc.	620	27,584
FTAI Aviation Ltd.	960	127,584
FTAI Infrastructure, Inc.	2,520	23,587

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Fulton Financial Corp.	40,311	$730,838
Genworth Financial, Inc.*	103,288	707,523
German American Bancorp, Inc.	1,000	38,750
Glacier Bancorp, Inc.	2,150	98,255
Great Southern Bancorp, Inc.	1,845	105,737
Hancock Whitney Corp.	17,453	893,070
Hanmi Financial Corp.	9,080	168,888
Hanover Insurance Group, Inc.	240	35,546
HarborOne Bancorp, Inc.	3,260	42,315
Heartland Financial USA, Inc.	5,040	285,768
Heritage Commerce Corp.	6,040	59,675
Heritage Financial Corp.	3,008	65,484
Heritage Insurance Holdings, Inc.*	2,821	34,529
Hilltop Holdings, Inc.	12,462	400,778
Home Bancorp, Inc.	940	41,905
HomeStreet, Inc.	2,050	32,308
Hope Bancorp, Inc.	19,307	242,496
Horace Mann Educators Corp.	5,961	208,337
Horizon Bancorp, Inc.	3,741	58,173
Howard Hughes Holdings, Inc.*	5,619	435,079
Independent Bank Corp.	3,950	131,732
Independent Bank Corp.	2,345	138,660
Independent Bank Group, Inc.	5,175	298,390
International Bancshares Corp.	12,765	763,219
Invesco Ltd.	12,170	213,705
Investar Holding Corp.	1,000	19,400
Jackson Financial, Inc. - Class A	13,963	1,273,844
Janus Henderson Group PLC	10,032	381,918
Kearny Financial Corp.	7,382	50,714
Kemper Corp.	2,100	128,625
Kennedy-Wilson Holdings, Inc.	8,395	92,765
LendingClub Corp.*	19,750	225,742
LendingTree, Inc.*	450	26,114
Live Oak Bancshares, Inc.	3,380	160,111
Marcus & Millichap, Inc.	1,460	57,860
McGrath RentCorp	1,675	176,344
Mercantile Bank Corp.	3,170	138,592
Merchants Bancorp	1,270	57,099
Mercury General Corp.	2,892	182,138
Metrocity Bankshares, Inc.	1,000	30,620
Metropolitan Bank Holding Corp.*	560	29,445
MGIC Investment Corp.	37,540	961,024
Midland States Bancorp, Inc.	3,660	81,911
MidWestOne Financial Group, Inc.	1,400	39,942
Mr Cooper Group, Inc.*	13,692	1,262,129
Navient Corp.	30,574	476,649
NBT Bancorp, Inc.	3,290	145,517

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Nelnet, Inc. - Class A	5,820	$659,290
Newmark Group, Inc. - Class A	11,470	178,129
NMI Holdings, Inc.*	15,117	622,669
Northeast Bank	1,190	91,785
Northfield Bancorp, Inc.	6,850	79,460
Northrim BanCorp, Inc.	1,860	132,469
Northwest Bancshares, Inc.	25,491	341,070
Oak Valley Bancorp	1,610	42,778
OceanFirst Financial Corp.	11,811	219,566
OFG Bancorp	14,850	667,062
Old National Bancorp	40,696	759,387
Old Second Bancorp, Inc.	2,780	43,340
OneMain Holdings, Inc.	1,790	84,255
Oppenheimer Holdings, Inc. - Class A	2,470	126,365
Orrstown Financial Services, Inc.	2,317	83,319
Pacific Premier Bancorp, Inc.	18,260	459,422
Palomar Holdings, Inc.*	440	41,655
Park National Corp.	185	31,076
Pathward Financial, Inc.	3,445	227,404
PCB Bancorp	3,540	66,517
Peapack-Gladstone Financial Corp.	3,435	94,153
PennyMac Financial Services, Inc.	6,077	692,596
Peoples Bancorp, Inc.	6,923	208,313
Peoples Financial Services Corp.	1,290	60,475
Pinnacle Financial Partners, Inc.	2,757	270,103
Piper Sandler Cos.	2,073	588,338
PJT Partners, Inc. - Class A	200	26,668
Popular, Inc.	9,530	955,573
PRA Group, Inc.*	1,650	36,894
Preferred Bank/Los Angeles CA	3,270	262,417
Premier Financial Corp.	6,454	151,540
Primerica, Inc.	440	116,666
Primis Financial Corp.	2,444	29,768
ProAssurance Corp.*	5,465	82,194
Provident Financial Holdings, Inc.	1,180	16,933
Provident Financial Services, Inc.	31,378	582,376
QCR Holdings, Inc.	1,667	123,408
Radian Group, Inc.	17,552	608,879
RE/MAX Holdings, Inc. - Class A	4,319	53,772
Regional Management Corp.	2,250	73,598
Renasant Corp.	10,463	340,047
Republic Bancorp, Inc. - Class A	1,290	84,237
S&T Bancorp, Inc.	4,703	197,385
Safety Insurance Group, Inc.	1,430	116,945
Sandy Spring Bancorp, Inc.	7,741	242,835
Seacoast Banking Corp. of Florida	3,015	80,350
Seaport Entertainment Group, Inc.*	569	15,602

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Selective Insurance Group, Inc.	1,551	$144,708
ServisFirst Bancshares, Inc.	790	63,556
Sierra Bancorp	2,330	67,290
Simmons First National Corp. - Class A	16,097	346,729
SiriusPoint Ltd.*	17,140	245,788
Skyward Specialty Insurance Group, Inc.*	700	28,511
SLM Corp.	1,590	36,363
SmartFinancial, Inc.	1,970	57,406
SoFi Technologies, Inc.*	7,570	59,500
Southside Bancshares, Inc.	1,366	45,665
SouthState Corp.	4,843	470,643
Stellar Bancorp, Inc.	2,529	65,476
Stewart Information Services Corp.	2,660	198,808
Stifel Financial Corp.	2,680	251,652
Stock Yards Bancorp, Inc.	840	52,072
StoneX Group, Inc.*	2,796	228,936
Texas Capital Bancshares, Inc.*	9,492	678,298
Timberland Bancorp, Inc.	1,578	47,750
Tiptree, Inc.	9,480	185,524
Tompkins Financial Corp.	899	51,953
Towne Bank/Portsmouth VA	2,010	66,451
TriCo Bancshares	3,083	131,490
TrustCo Bank Corp. NY	3,330	110,123
Trustmark Corp.	8,127	258,601
United Bankshares, Inc.	11,352	421,159
United Community Banks, Inc.	7,632	221,939
United Fire Group, Inc.	2,240	46,883
Universal Insurance Holdings, Inc.	5,090	112,794
Univest Financial Corp.	5,460	153,644
Unum Group	11,056	657,169
Valley National Bancorp	50,383	456,470
Veritex Holdings, Inc.	2,990	78,697
Virtu Financial, Inc. - Class A	2,010	61,225
Virtus Investment Partners, Inc.	428	89,645
WaFd, Inc.	19,580	682,363
Walker & Dunlop, Inc.	1,684	191,286
Washington Trust Bancorp, Inc.	1,970	63,454
Waterstone Financial, Inc.	4,134	60,770
Webster Financial Corp.	7,689	358,384
WesBanco, Inc.	10,891	324,334
Westamerica BanCorp	1,630	80,555
Western Alliance Bancorp	2,306	199,446
White Mountains Insurance Group Ltd.	295	500,379
Wintrust Financial Corp.	5,134	557,193
World Acceptance Corp.*	540	63,709
WSFS Financial Corp.	8,221	419,189
Zions Bancorp N.A.	3,250	153,465
		54,157,289

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL — 17.6%
AAR Corp.*	8,750	$571,900
Acuity Brands, Inc.	140	38,555
Air Transport Services Group, Inc.*	8,750	141,663
American Woodmark Corp.*	2,633	246,054
Apogee Enterprises, Inc.	1,370	95,921
Applied Industrial Technologies, Inc.	490	109,334
ArcBest Corp.	4,220	457,659
Arcosa, Inc.	5,709	540,985
Ardmore Shipping Corp.	6,720	121,632
Argan, Inc.	180	18,257
Astec Industries, Inc.	3,117	99,557
Astronics Corp.*	1,280	24,934
Avnet, Inc.	13,386	726,994
AZEK Co., Inc.*	2,210	103,428
AZZ, Inc.	1,710	141,263
Barnes Group, Inc.	8,307	335,686
Bel Fuse, Inc. - Class B	2,320	182,143
Belden, Inc.	890	104,246
Benchmark Electronics, Inc.	9,620	426,358
Boise Cascade Co.	7,384	1,040,996
Brady Corp. - Class A	1,955	149,812
Clearwater Paper Corp.*	2,595	74,061
Coherent Corp.*	4,803	427,035
Columbus McKinnon Corp.	4,100	147,600
Comfort Systems USA, Inc.	259	101,101
Core Molding Technologies, Inc.*	850	14,629
Costamare, Inc.	23,217	364,971
Covenant Logistics Group, Inc.	1,962	103,672
DHT Holdings, Inc.	41,380	456,421
Dorian LPG Ltd.	9,113	313,669
Ducommun, Inc.*	2,697	177,544
DXP Enterprises, Inc.*	1,480	78,973
Eagle Materials, Inc.	200	57,530
EMCOR Group, Inc.	678	291,899
Enerpac Tool Group Corp.	920	38,539
EnerSys	1,780	181,649
Enpro, Inc.	3,555	576,550
Enviri Corp.*	8,040	83,134
Esab Corp.	4,603	489,345
ESCO Technologies, Inc.	2,323	299,621
Federal Signal Corp.	2,698	252,155
Flowserve Corp.	1,710	88,390
Forward Air Corp.	2,070	73,278
FreightCar America, Inc.*	2,630	28,378
Frontdoor, Inc.*	6,820	327,292

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Frontline PLC	16,624	$379,858
GATX Corp.	7,955	1,053,640
Genco Shipping & Trading Ltd.	7,925	154,537
Gibraltar Industries, Inc.*	819	57,273
Granite Construction, Inc.	6,413	508,423
Great Lakes Dredge & Dock Corp.*	7,720	81,292
Greenbrier Cos., Inc.	7,215	367,171
Greif, Inc. - Class A	5,540	347,136
Griffon Corp.	4,110	287,700
Hayward Holdings, Inc.*	2,676	41,050
Heartland Express, Inc.	2,240	27,507
Hillenbrand, Inc.	1,097	30,497
Hub Group, Inc. - Class A	16,370	744,016
Hurco Cos., Inc.	900	18,963
Ichor Holdings Ltd.*	2,228	70,873
IES Holdings, Inc.*	140	27,947
International Seaways, Inc.	8,384	432,279
Itron, Inc.*	830	88,652
JELD-WEN Holding, Inc.*	5,330	84,267
Kennametal, Inc.	7,425	192,530
Kimball Electronics, Inc.*	6,580	121,796
Kirby Corp.*	5,581	683,282
Knowles Corp.*	15,245	274,867
Kratos Defense & Security Solutions, Inc.*	3,012	70,180
L B Foster Co. - Class A*	1,450	29,624
Latham Group, Inc.*	4,240	28,832
Limbach Holdings, Inc.*	1,060	80,306
Louisiana-Pacific Corp.	990	106,385
LSI Industries, Inc.	1,560	25,194
Manitowoc Co., Inc.*	3,920	37,710
Marten Transport Ltd.	17,425	308,422
Masterbrand, Inc.*	1,990	36,895
Materion Corp.	2,824	315,893
Matson, Inc.	6,081	867,272
MDU Resources Group, Inc.	2,030	55,642
Mesa Laboratories, Inc.	200	25,972
Metallus, Inc.*	8,632	128,013
Mistras Group, Inc.*	4,020	45,707
Modine Manufacturing Co.*	10,012	1,329,493
Mohawk Industries, Inc.*	3,638	584,554
Moog, Inc. - Class A	1,435	289,899
Mueller Industries, Inc.	7,600	563,160
National Presto Industries, Inc.	460	34,564
NL Industries, Inc.	5,450	40,494
Nordic American Tankers Ltd.	8,300	30,461
Northwest Pipe Co.*	1,917	86,514
nVent Electric PLC	3,475	244,153

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
O-I Glass, Inc.*	11,355	$148,978
Olympic Steel, Inc.	2,199	85,761
Pactiv Evergreen, Inc.	4,380	50,414
PAM Transportation Services, Inc.*	2,254	41,699
Park-Ohio Holdings Corp.	1,410	43,287
Plexus Corp.*	3,350	457,978
Powell Industries, Inc.	1,000	221,990
Primoris Services Corp.	6,700	389,136
Proto Labs, Inc.*	910	26,727
RXO, Inc.*	910	25,480
Ryder System, Inc.	2,573	375,143
Ryerson Holding Corp.	4,449	88,580
Saia, Inc.*	80	34,981
Sanmina Corp.*	14,011	959,053
Schneider National, Inc. - Class B	7,120	203,205
Scorpio Tankers, Inc.	8,366	596,496
SFL Corp. Ltd.	3,130	36,214
Smith & Wesson Brands, Inc.	7,030	91,249
SPX Technologies, Inc.*	2,665	424,961
Standex International Corp.	400	73,112
Star Bulk Carriers Corp.	6,000	142,140
Sterling Infrastructure, Inc.*	1,530	221,881
Sturm Ruger & Co., Inc.	359	14,963
Summit Materials, Inc. - Class A*	11,328	442,132
TD SYNNEX Corp.	1,180	141,694
Teekay Corp.*	16,632	153,014
Teekay Tankers Ltd. - Class A	5,263	306,570
Terex Corp.	1,885	99,735
Thermon Group Holdings, Inc.*	2,600	77,584
Timken Co.	1,255	105,784
TriMas Corp.	5,030	128,416
Trinity Industries, Inc.	14,845	517,200
TTM Technologies, Inc.*	30,394	554,690
Tutor Perini Corp.*	2,840	77,134
UFP Industries, Inc.	2,800	367,388
Vishay Intertechnology, Inc.	26,509	501,285
Watts Water Technologies, Inc. - Class A	260	53,869
Werner Enterprises, Inc.	9,190	354,642
Willis Lease Finance Corp.	1,840	273,810
World Kinect Corp.	11,110	343,410
Worthington Enterprises, Inc.	2,520	104,454
Worthington Steel, Inc.	3,300	112,233
		31,634,180
TECHNOLOGY — 3.7%
ACI Worldwide, Inc.*	890	45,301
Adeia, Inc.	18,127	215,893
Alpha & Omega Semiconductor Ltd.*	7,115	264,109

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Ambarella, Inc.*	510	$28,767
Amkor Technology, Inc.	42,676	1,305,886
Amtech Systems, Inc.*	2,100	12,180
ASGN, Inc.*	960	89,501
AXT, Inc.*	534	1,292
Box, Inc.*	1,240	40,585
CACI International, Inc. - Class A*	1,449	731,107
Cerence, Inc.*	6,600	20,790
Climb Global Solutions, Inc.	180	17,917
Cohu, Inc.*	5,952	152,966
Conduent, Inc.*	23,730	95,632
CoreCard Corp.*	3,020	43,850
Corsair Gaming, Inc.*	5,310	36,958
Diebold Nixdorf, Inc.*	870	38,854
Digi International, Inc.*	5,825	160,362
Diodes, Inc.*	1,347	86,329
Donnelley Financial Solutions, Inc.*	780	51,347
DXC Technology Co.*	2,610	54,158
Immersion Corp.	1,770	15,788
Insight Enterprises, Inc.*	5,035	1,084,489
Integral Ad Science Holding Corp.*	3,650	39,457
Kulicke & Soffa Industries, Inc.	2,148	96,939
Kyndryl Holdings, Inc.*	2,040	46,879
LivePerson, Inc.*	14,750	18,880
Maximus, Inc.	930	86,639
Navitas Semiconductor Corp.*	7,250	17,763
NetScout Systems, Inc.*	13,590	295,583
Onto Innovation, Inc.*	1,084	224,995
Parsons Corp.*	1,090	113,011
Photronics, Inc.*	12,433	307,841
Rambus, Inc.*	845	35,676
RingCentral, Inc. - Class A*	1,080	34,160
Semtech Corp.*	590	26,939
SolarWinds Corp.	3,010	39,281
Super Micro Computer, Inc.*	846	352,274
Ultra Clean Holdings, Inc.*	1,570	62,690
Veradigm, Inc.*	18,109	175,657
Vishay Precision Group, Inc.*	2,480	64,232
		6,632,957

UTILITIES — 0.7%
American States Water Co.	240	19,990
Black Hills Corp.	640	39,117
Brookfield Infrastructure Corp. - Class A	7,983	346,702
Clearway Energy, Inc. - Class C	2,030	62,280
MGE Energy, Inc.	834	76,269
New Jersey Resources Corp.	3,426	161,707

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2024

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES (Continued)
NRG Energy, Inc.	3,892	$354,561
ONE Gas, Inc.	840	62,513
Ormat Technologies, Inc.	271	20,851
Otter Tail Corp.	1,101	86,054
		1,230,044
TOTAL COMMON STOCKS (Cost $103,802,006)		171,414,189

EXCHANGE-TRADED FUNDS — 1.8%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	1,660	95,882
Direxion Daily Small Cap Bull 3X Shares ETF	16,554	734,004
iShares Russell 2000 Value ETF	6,035	1,006,759
iShares S&P Small-Cap 600 Value ETF	2,010	216,396
SPDR S&P Regional Banking ETF[2]	19,183	1,085,758
VanEck Oil Services ETF	400	113,484

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,269,347)		3,252,283

PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	11,919
WESCO International, Inc. 10.63%[3,4,5]	5,008	129,457
		141,376
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	45,076

TOTAL PREFERRED STOCKS
(Cost $188,490)		186,452

RIGHTS — 0.0%
FINANCIAL — 0.0%
Seaport Entertainment Group, Inc.*	569	1,679

TOTAL RIGHTS
(Cost $0)		1,679

WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[1]	12,820	—

	Number of Shares	Value
CONSUMER, NON-CYCLICAL — 0.0%
Akouos, Inc., Expiration Date: December 5, 2024*[1]	5,159	$—
Jounce Therapeutics, Expiration Date: December 31, 2025*[1]	18,810	—
		—
TOTAL WARRANTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 3.0%
Federated Treasury Obligations Fund - Class Institutional, 4.73%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio, 4.77%[4]	3,823,124	3,823,124
Invesco Government & Agency Portfolio, 4.84%[4,7]	1,343,275	1,343,275

TOTAL MONEY MARKET INVESTMENTS
(Cost $5,666,399)		5,666,399

TOTAL INVESTMENTS — 100.2%
(Cost $111,926,242)		180,521,002

Liabilities less other assets — (0.2)%		(568,379)

TOTAL NET ASSETS — 100.0%		$179,952,623

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to

[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,328,236 at September 30, 2024.

[3]	Callable.

[4]	Variable rate security; the rate shown represents the rate at September 30, 2024.

[5]	Perpetual security; maturity date is not applicable.

[6]

All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at September 30, 2024. The Fund had option contracts transactions during the period ended September 30, 2024, however, due to the timing of these transactions, there were no open options contracts as of September 30, 2024.

[7]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,343,275 at September 30, 2024.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Assets and Liabilities

AS OF SEPTEMBER 30, 2024

ASSETS:
Investments in securities, at value (cost $111,926,242)	$180,521,002	(1)
Cash held at broker	771,423
Receivables:
Dividends and interest	121,185
Securities lending income	372
Prepaid expenses and other assets	11,616
Total assets	181,425,598

LIABILITIES:
Collateral due to broker for securities loaned	1,343,275
Payables:
Fund shares redeemed	250
Due to Trustees	4,351
Due to Adviser	66,289
Fund accounting and administration fees and expenses	13,665
Transfer agent fees	10,586
Custody fees	7,026
Accrued other expenses	27,533
Total liabilities	1,472,975

Commitments and contingencies (Note 3)

NET ASSETS	$179,952,623

COMPONENTS OF NET ASSETS:
Paid-in capital	$98,829,264
Total distributable earnings	81,123,359
NET ASSETS	$179,952,623

Shares outstanding, no par value (unlimited shares authorized)	8,096,834

Net asset value, offering and redemption price per share	$22.23

(1)	Includes securities on loan of $1,328,236 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Operations

FOR THE YEAR ENDED SEPTEMBER 30, 2024

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $2,315)	$3,083,679
Securities lending income	7,276
Interest	201,159
Total investment Income	3,292,114

Expenses
Investment advisory fees	876,974
Fund accounting and administration fees and expenses	81,469
Registration fees	41,726
Professional fees	39,000
Transfer agent fees	37,682
Custody fees	28,429
Shareholder reporting fees	13,750
Trustees’ fees and expenses	8,701
Insurance fees	6,568
Total expenses	1,134,299
Fees waived by the Adviser	(81,930)
Net expenses	1,052,369
Net investment income	2,239,745

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain on:
Investments	14,023,044
Purchased options contracts	76,820
Written options contracts	16,487
Net realized gain	14,116,351
Net change in unrealized appreciation/depreciation on investments	24,489,734
Net realized and unrealized gain on investments and options contracts	38,606,085

Net Increase in Net Assets from Operations	$40,845,830

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$2,239,745	$2,515,697
Net realized gain on investments, purchased options contracts and written options contracts	14,116,351	2,515,630
Net change in unrealized appreciation/depreciation on investments	24,489,734	14,957,988
Net increase in net assets resulting from operations	40,845,830	19,989,315

Distributions to Shareholders	$(5,030,033)	$(13,076,800)

Capital Transactions
Proceeds from shares issued	425,921	14,107,742
Reinvestment of distributions	5,024,733	13,062,117
Cost of shares redeemed	(25,608,658)	(25,379,178)
Net increase (decrease) resulting from capital transactions	(20,158,004)	1,790,681

Total increase in net assets	15,657,793	8,703,196

Net Assets:
Beginning of year	164,294,830	155,591,634
End of year	$179,952,623	$164,294,830

Capital Share Activity
Shares issued	23,329	769,395
Shares reinvested	261,356	689,602
Shares redeemed	(1,257,116)	(1,384,441)
Net increase (decrease) in capital shares	(972,431)	74,556

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Net asset value, beginning of year	$18.12	$17.30	$23.11	$13.69	$16.56
Income (Loss) from Investment Operations:
Net investment income	0.26	0.27	0.23	0.18	0.16
Net realized and unrealized gain (loss) on investments	4.42	2.00	(2.14)	9.44	(2.61)
Total from investment operations	4.68	2.27	(1.91)	9.62	(2.45)

Less Distributions:
From net investment income	(0.26)	(0.28)	(0.20)	(0.20)	(0.19)
From net realized gain	(0.31)	(1.17)	(3.70)	—	(0.23)
Total distributions	(0.57)	(1.45)	(3.90)	(0.20)	(0.42)

Net asset value, end of year	$22.23	$18.12	$17.30	$23.11	$13.69

Total return	26.35%	12.85%	(10.34)%	70.44%	(15.24)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$179,953	$164,295	$155,592	$160,188	$110,095

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.65%	0.66%	0.66%	0.67%	0.76%[1]
After fees reimbursed by the Adviser	0.60%	0.60%	0.60%	0.60%	0.63%[1]
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.23%	1.42%	1.07%	0.77%	0.93%
After fees reimbursed by the Adviser	1.28%	1.48%	1.13%	0.84%	1.06%

Portfolio turnover rate	23%	46%	72%	72%	69%

[1]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year end September 30, 2020.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of September 30, 2024

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$10,931,684	$—	$—		$10,931,684
Communications	3,209,369	—	—		3,209,369
Consumer, Cyclical	30,522,702	—	—		30,522,702
Consumer, Non-Cyclical	17,806,039	—	—	*	17,806,039
Energy	15,289,925	—	—		15,289,925
Financial	54,157,289	—	—		54,157,289
Industrial	31,634,180	—	—		31,634,180
Technology	6,632,957	—	—		6,632,957
Utilities	1,230,044	—	—		1,230,044
Exchange-Traded Funds	3,252,283	—	—		3,252,283
Preferred Stocks
Consumer, Cyclical	141,376	—	—		141,376
Industrial	45,076	—	—		45,076
Rights
Financial	1,679	—	—		1,679
Warrants
Basic Materials	—	—	—	*	—
Consumer, Non-Cyclical	—	—	—	*	—
Money Market Investments	5,666,399	—	—		5,666,399
Total Investments in Securities	$180,521,002	$—	$—		$180,521,002

*	The Adviser valued these holdings at $0 as of September 30, 2024.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2024

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2021-2024), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2024, the value of securities loaned by the Fund was $1,328,236 and the Fund received cash collateral of $1,343,275. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2024

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of September 30, 2024.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of September 30, 2024 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of September 30, 2024, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2024 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$76,820	$16,487
Total	$76,820	$16,487

The Fund had option contracts transactions during the year ended September 30, 2024, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the year ended September 30, 2024, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$712,053	$788,873

For the year ended September 30, 2024, the Fund’s transactions in written option contracts were as follows:

Opened Written Option Contracts	Closed Written Option Contracts
$16,487	$—

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2024

through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2026. For the year ended September 30, 2024, the Fund accrued $876,974 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $81,930.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2024, reimbursements that may potentially be made by the Fund to the Adviser total $286,435, which expire as follows:

September 30, 2025	$102,282
September 30, 2026	$102,223
September 30, 2027	$81,930

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2024, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$113,392,519
Gross Unrealized Appreciation	$72,246,329
Gross Unrealized Depreciation	(5,117,846)
Net Unrealized Appreciation	$67,128,483

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified between paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(4)	$4

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2024

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$226,568
Undistributed Long-term Gains	13,770,798
Other Accumulated Losses	(2,490)
Unrealized Appreciation on Investments	67,128,483
Total Distributable Earnings	$81,123,359

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	September 30, 2024	September 30, 2023
Distributions Paid From:
Ordinary Income	$2,233,216	$2,583,061
Long-term Capital Gains	2,796,817	10,493,739
Total Distributions	$5,030,033	$13,076,800

5. Investment Transactions

For the year ended September 30, 2024, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 40,028,850	$ 58,548,329

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of September 30, 2024, Charles Schwab & Co., Inc., holding shares for the benefit of others in nominee name, held approximately 96.4% of the voting securities of the Fund

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vericimetry U.S. Small Cap Value Fund
and Board of Trustees of Vericimetry Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”) as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the year ended September 30, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the year ended September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended September 30, 2022, and 2021, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

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Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)   Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 9, 2024

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 9, 2024